Derivative financial instruments and hedge accounting - Effects recognized in finance income (loss) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative financial instruments and hedge accounting
Income (expense) from derivative financial instruments	€ (306)	€ 351	€ (14)
Currency
Derivative financial instruments and hedge accounting
Income (expense) from derivative financial instruments	(322)	391	9
Interest rate risk
Derivative financial instruments and hedge accounting
Income (expense) from derivative financial instruments	€ 16	€ (40)	€ (23)